RELATED PARTIES' TRANSACTIONS AND BALANCES (Schedule of Transactions and Balances with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions:
Income - Sales to related-party company	[1]	$ 17	$ 88	$ 173
Cost and expenses - Supplies from related party	[1]	0	654	$ 362
Balances:
Trade receivables and other receivables	[1]	0	799
Trade payables and other payables	[1]	$ 0	$ 95

[1]	includes mainly transactions with TAT-Engineering affiliated companies.